Cover	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 26, 2026, Vertical Data Inc. (the “Registrant”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K, dated June 23, 2026 (the “Original Form 8-K”), to report a change in the Registrant’s certifying accountant. This Current Report on Form 8-K/A is being filed by the Registrant to amend the Original Form 8-K solely for the purpose of correcting a scrivener’s error regarding the name of the Registrant included on the signature page of the Original Form 8-K. Except as described above, all other information in, and the exhibits to, the Original Form 8-K, remain unchanged.
Document Period End Date	Jun. 23, 2026
Entity File Number	000-56812
Entity Registrant Name	Vertical Data Inc.
Entity Central Index Key	0002033264
Entity Tax Identification Number	99-2841705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(888)
Local Phone Number	462-3453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false